OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Platform Operator, Crypto Asset [Abstract]
Schedule of Other Liabilities	Breakdown of other liabilities

	December 31,
Description	2025	2024

Lease liabilities	802,882	516,670
Accounts payable	252,534	424,178
Investment in subsidiary	—	38,279
Others	75,481	98,545
Total	1,130,897	1,077,672

Current	124,039	268,935
Non-current	1,006,858	808,737